Supplemental Cash Flow Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Supplemental Cash Flow Information Details
Cash paid for interest	$ 0	$ 0	$ 17,909	$ 0	$ 0
Note payable issued on acquisition	1,333,334	0
Conversion of notes payable-related party	206,209	0
Issuance of shares for acquisition	$ 2,666,666	$ 0